Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Apr. 16, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	HEALTH REVENUE ASSURANCE HOLDINGS, INC.
Entity Central Index Key	0001514443
Document Type	S-1
Document Period End Date	Jun. 30, 2012
Amendment Flag	true
Amendment Description	Resale Prospectus. A prospectus to be used for the resale by selling stockholders of up to 3,000,000 shares of common stock issuable upon exercise of outstanding convertible notes at an exercise price of $0.10 per share, that were issued on May 14, 2012.
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,821,000